Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current	$ 1,482	$ 1,652	$ 2,297
Deferred	3,674	(1,027)	(1,516)
Income tax expense	$ 5,156	$ 625	$ 781